DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The Torchmark Corporation Savings and Investment Plan was adopted on February 15, 1982 by the Board of Directors of Torchmark Corporation and began operating on April 5, 1982. Effective August 8, 2019, Torchmark Corporation changed its name to Globe Life Inc. (“Globe Life”) and the Torchmark Corporation Savings and Investment Plan changed its name to the Globe Life Inc. Savings and Investment Plan (the “Plan”). The following description of the Plan provides only general information. Participants should refer to the Plan agreement for more complete information.

General

The Plan is a defined contribution profit sharing and retirement plan subject to certain provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

Plan Administration

The Plan is administered by Globe Life (the "Plan Administrator"). The duties of the Plan Administrator are to oversee the operations and administration of the Plan in accordance with the specific terms of the Plan, provide for prudent investment of Plan assets, and keeping accurate records and reports. Accordingly, the Plan Administrator has been granted discretionary authority concerning investment and management activities.

The daily operations and record keeping of the Plan are monitored and performed by a third party record keeper. Fidelity Workplace Services ("Fidelity") became the Plan's record keeper on December 16, 2024. The Plan's previous record keeper was Empower Retirement LLC ("Empower"). The Plan's trustees, Great West Trust Company and Fidelity Management Trust Company, are responsible for the custody and management of the Plan's assets. Fidelity Management Trust Company became the Plan's custodian as of December 16, 2024, however, Great West Trust Company remained as the trustee of the insurance company general account fund through March 2026. In April 2026, the insurance company general account fund fully matured and was closed, and all remaining funds held within this account were transferred to the Fidelity Investment Money Market ("FIMM") Government Class Fund.

Participating Employers

At the end of 2025 and 2024, the following companies were participating employers in the Plan:

•Liberty National Life Insurance Company, “Liberty National”, (McKinney, Texas)
•Globe Life And Accident Insurance Company, “Globe”, (McKinney, Texas)
•Globe Life Inc., “Globe Life”, (McKinney, Texas)

All participating employers are either direct or indirect wholly-owned subsidiaries of Globe Life.

Participant Contributions

An employee is eligible to participate in the Plan on the date coincident with their date of hire. Upon enrollment, eligible employees can contribute up to 75% of their eligible compensation, subject to certain limitations, and can direct the investment in their participant and employer accounts.

The Plan permits both pre-tax and certain after-tax (Roth) deferral contributions. Participants who have attained age 50 before the end of the year are eligible to make catch-up contributions. Beginning January 1, 2026, employees who earned more than $150,000 in the prior year will be required to make all catch-up contributions on a Roth after-tax basis, Pre-tax catch-up contributions will no longer be permitted for employees in this earnings group. Participants may also rollover amounts representing distributions from other qualified retirement plans. Contributions are subject to certain Internal Revenue Code limitations.
NOTE A—DESCRIPTION OF PLAN (Continued)

Participant Contributions (Continued)

For any employee who becomes an eligible employee on or after January 1, 2012 and does not affirmatively elect otherwise, that employee will be automatically enrolled with salary deferrals of 3% upon the date coincident with the employee's one year anniversary from their date of hire. That amount will increase by 1% each Plan Year until the amount reaches 6% of compensation. These increases are effective the first day of the Plan Year following enrollment.

Participating Employer Contributions

Participating employers contribute to the Plan out of their current or accumulated earnings for the year an amount equal to 100% of the participant’s contribution equal to the first 1% of compensation and 50% of a participant’s contributions of the next 5% of a participant’s compensation (limited to 6% of participant’s compensation). Participating employer contributions commence on the date coincident with the employee’s one year anniversary from their date of hire. Contributions are subject to certain Internal Revenue Code limitations. Additional profit-sharing or other discretionary amounts may be contributed to the Plan at the discretion of the Company's Board of Directors. These discretionary contributions are vested on a cascading basis, earning 20% each year after two years of credited service, and are fully vested after 6 years of credited service.

Excess contributions are returned to certain active participants to satisfy certain nondiscrimination provisions of the Plan and are reflected within benefits paid to participants in the accompanying statements of changes in net assets available for benefits.

Participant Accounts

Each participant’s account is credited with the participant’s contribution, the employer’s discretionary and matching contribution. The benefit to which a participant is entitled is the vested benefit that can be provided from the participant’s account.

At termination of employment, participants may withdraw all of their participant accounts and the vested portion of their employer accounts. Participants may make non-emergency, in-service withdrawals of all or a portion of their after-tax participant account and all or a portion of their after-tax employer account, if fully vested. Withdrawals prior to termination of employment are also allowed under prescribed hardship conditions as defined in the Plan agreement or subsequent to age 59½ for any reason. Participant accounts are charged with withdrawals and an allocation of plan losses and administrative expenses that are paid by the Plan. Allocations are based on participant earnings or account balances, as defined.

Notes Receivable from Participants

Any actively employed participant may apply for a general purpose plan loan. The minimum loan amount is $1,000, and the maximum loan amount is the lesser of (a) $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from the Plan to the participant during the one year period ending on the day before the loan is made or (b) 50% of the participant’s vested account balance. A participant may take more than one loan per calendar year, but may only have one outstanding loan at a time. Loans are secured by the participants’ account balances. Loan repayments of principal and interest are made by payroll deduction over a reasonable time period not to exceed 60 months.

Currently, the loan interest rate is determined by the trustee using the prime interest rate published by Reuters on the first business day of the month before the loan is originated plus 1%. Interest rates for participant loans range from 4.25% to 9.50% with maturity dates through December 2030.
NOTE A—DESCRIPTION OF PLAN (Continued)

Vesting Provisions

Participants have a fully vested and non-forfeitable interest in their own contributions. The participant’s employer contributions are vested in accordance with the following schedule:

Years of Credited Service	Applicable Non-Forfeitable Percentage
Less than 2	0%
2 or more	100%

Termination of the Plan

Although it has expressed no intent to do so, Globe Life has the right under the Plan to discontinue its contribution at any time and to terminate the Plan subject to the provisions of ERISA. If the Plan is partially or completely terminated, each affected participant will become fully vested in their employer contribution account.

Forfeitures

If an employee incurs five consecutive “one year breaks in service” for any reason other than death or normal retirement, and is not 100% vested in the employer contribution account, then the non-vested portion of the employer contribution account is forfeited. Forfeitures are applied to reduce subsequent contributions of the employer. The Plan had unallocated forfeitures of $85,154 and $141,503 at December 31, 2025 and 2024, respectively. The Plan applied forfeitures to reduce employer contributions of $148,000 for 2025.

Inter-plan Transfers

Occasionally, certain employees will transfer their balances between the Plan and the American Income Life Insurance Company Exempt Employees 401(k) Profit Sharing Plan (the "AIL Plan"). In 2025, $106,471 was transferred to the Plan from the AIL Plan.